CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital		Share premium	Reserve from remeasurement of defined benefit plans	Foreign currency translation reserve	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2024	$ 0	[1]	$ 261,769	$ 96	$ (307)	$ (206,670)	$ 54,888
Loss						(8,777)	(8,777)
Total other comprehensive income							623
Total other comprehensive income (loss)					623		623
Total comprehensive income (loss)					623	(8,777)	(8,154)
Exercise of options	0	[1]	522				523
Share-based compensation			1,508				1,508
Balance at the end at Jun. 30, 2025	1	[1]	263,799	96	316	(215,447)	48,765
Balance at the beginning at Dec. 31, 2025	1	[1]	266,583	236	288	(224,186)	42,922
Loss						(8,089)	(8,089)
Total other comprehensive income					(153)		(153)
Total comprehensive income (loss)					(153)	(8,089)	(8,242)
Exercise of options	0	[1]	187				187
Share-based compensation			1,733				1,733
Balance at the end at Jun. 30, 2026	$ 1		$ 268,503	$ 236	$ 135	$ (232,275)	$ 36,600

[1]	Represents an amount less than $1.